Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt
Note 19: Long-term debt

On May 24, 2018, the Bank issued US $75 million of Subordinated Lower Tier II capital notes. The notes were issued at par and due on June 1, 2028.  The issuance was by way of a registered offering with US institutional investors. The notes are listed on the BSX in the specialist debt securities category. The proceeds of the issue were used, among others, to repay the entire amount of the US $47 million outstanding subordinated notes Series 2003-B. The notes issued pay a fixed coupon of 5.25% until June 1, 2023 when they become redeemable in whole at the option of the Bank. The notes were priced at a spread of 2.27% over the 10-year US Treasury yield. The Bank incurred $1.8 million of costs directly related to the issuance of these capital notes. These costs have been capitalized directly against the carrying value of these notes on the balance sheet, and were amortized over the life of the notes. These notes were redeemed at face value in June 2023 at which time, unamortized issuance costs were fully recognized in the Consolidated Statements of Operations as part of interest expense.

On June 11, 2020, the Bank issued US $100 million of Subordinated Lower Tier II capital notes. The notes were issued at par and due on June 15, 2030.  The issuance was by way of a registered offering with US institutional investors. The notes are listed on the BSX in the specialist debt securities category. The proceeds of the issue were used, among others, to repay the entire amount of the US $45 million outstanding subordinated notes Series 2005-B which matured on July 2, 2020. The notes issued pay a fixed coupon of 5.25% until June 15, 2025 when they become redeemable in whole at the option of the Bank. The notes were priced at a spread of 4.43% over the 10-year US Treasury yield. The Bank incurred $2.3 million of costs directly related to the issuance of these capital notes. These costs have been capitalized directly against the carrying value of these notes on the balance sheet, and will be amortized over the life of the notes.

No interest was capitalized during the years ended December 31, 2024, 2023 and 2022.

In the event the Bank would be in a position to redeem long-term debt, priority would go to the redemption of the higher interest-bearing Series, subject to availability relative to the earliest date the Series is redeemable at the Bank's option.

The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at December 31, 2024. The interest payments are calculated until contractual maturity using the SOFR as outlined below.

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2020 issuance	June 15, 2025	June 15, 2030	5.25%	3 months US$ SOFR + 5.060%	100,000	7,480	38,757	4,828
Total					100,000	7,480	38,757	4,828
Unamortized debt issuance costs					(1,275)
Long-term debt less unamortized debt issuance costs					98,725